Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Current Fiscal Year End Date	--01-31
Entity File Number	000-29970
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Entity Central Index Key	0001050140
Entity Address, Address Line One	120 RANDALL DRIVE
Entity Address, City or Town	WATERLOO, ONTARIO, CANADA
Entity Address, Postal Zip Code	N2V 1C6